Investment Risks - Corgi Money Market ETF	Oct. 14, 2026
Prospectus [Line Items]
Risk [Text Block]

Principal Risks of Investing in the Fund

The principal risks are presented alphabetically below. Each risk described below is considered a “principal risk” of investing in the Fund, regardless of the order in which it appears. You could lose money by investing in the Fund.

Active Management Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Active Management Risk. The Fund is actively managed and its performance depends on the investment decisions of the Adviser. There is no guarantee that the techniques employed will produce the desired results. The Fund's yield may be lower than that of other money market funds with broader investment mandates.
AP and Market Maker Dependence Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	AP and Market Maker Dependence Risk. The Fund relies on a limited number of financial institutions that are authorized to purchase and redeem Creation Units directly with the Fund (each, an Authorized Participant or "AP"). There may also be a limited number of market makers and other liquidity providers active in Shares. If (i) APs exit the business, become unable to process creation and/or redemption orders, and no other APs step in, or (ii) market makers and/or other liquidity providers leave the market or materially scale back their activity and no replacements emerge, Shares may trade at a material discount to NAV and, in extreme cases, could face delisting.
Brokerage Commissions and Bid-Ask Spread Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Brokerage Commissions and Bid-Ask Spread Risk. Investors transacting in the secondary market will pay brokerage commissions and may bear costs associated with the bid-ask spread. These costs tend to rise when trading volume is low or markets are stressed and can materially reduce investment results, especially for frequent or small transactions.
Cash Transaction Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Cash Transaction Risk. The Fund may effect some or all of its creations and redemptions for cash, rather than in-kind securities. As a result, the Fund may have to sell portfolio securities at inopportune times in order to obtain the cash needed to meet redemption orders. This may cause the Fund to sell a security and recognize a capital gain or loss that might not have been incurred if it had made a redemption in-kind. The use of cash creations and redemptions may also cause the Fund's shares to trade in the market at wider bid-ask spreads or greater premiums or discounts to the Fund's NAV.
Counterparty Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Counterparty Risk. Counterparty risk may arise because of the counterparty's financial condition, market activities and developments, or other reasons. A counterparty's inability to fulfill its obligation may result in significant financial loss to the Fund. The Fund may be unable to recover its investment from the counterparty or may obtain a limited recovery, and/or recovery may be delayed.
Corgi Credit Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Credit Risk. The Fund is exposed to the credit risk of the U.S. Government through its investments in U.S. Treasury securities. An actual or perceived decline in the creditworthiness of the U.S. Government, including a credit rating downgrade, may reduce the value and liquidity of the Fund's holdings, may delay or reduce payments owed to the Fund, and may adversely affect the Fund's NAV and yield.
Income Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Income Risk. The Fund's income may decrease due to declining short-term interest rates. In market environments where short-term interest rates are very low, the Fund's yield may be very low, and the Fund could have a negative yield (i.e., it could lose money on a net basis). If there is an insufficient supply of U.S. Treasury bills, notes, and bonds to meet investor demand, it could result in lower yields on such securities and increase interest rate risk for the Fund.
Corgi Interest Rate Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Interest Rate Risk. Interest rate risk is the risk that the value of a debt security may fall when interest rates rise. In general, the market price of debt securities with longer maturities will go up or down more in response to changes in interest rates than the market price of shorter-term securities. Because the Fund invests in short-term securities, its interest rate sensitivity is generally lower than that of funds investing in longer-term instruments. Very low or negative interest rates may magnify interest rate risk. During periods of very low or negative interest rates, the Fund may be unable to maintain positive returns or pay dividends to shareholders.
Large Shareholder and Large-Scale Redemption Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Large Shareholder and Large-Scale Redemption Risk. Certain shareholders, including an Authorized Participant, a third-party investor, the Adviser, an affiliate of the Adviser, or another entity, may from time to time own or manage a substantial amount of Fund shares, or may invest in the Fund and hold their investment for a limited period of time. There can be no assurance that any large shareholder would not redeem their investment. Redemptions of a large number of Fund shares could require the Fund to dispose of assets to meet the redemption requests, which can accelerate the realization of taxable income and/or capital gains. In addition, large redemptions may also force the Fund to sell portfolio securities when it might not otherwise do so, which may negatively impact the Fund's NAV.
Limited Shareholder Rights Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Limited Shareholder Rights Risk. The Trust's governing documents limit certain shareholder rights. For example, the Trust generally does not hold annual meetings of shareholders and permits removal of a Trustee only by the remaining Trustees. The Trust's Declaration of Trust provides that certain disputes must be resolved in a specific state court and contains a jury trial waiver. These provisions may discourage certain types of claims or limit shareholders' ability to bring claims in a judicial forum they consider favorable.
Liquidity Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Liquidity Risk. In certain circumstances, such as the disruption of the orderly markets for the financial instruments in which the Fund invests, the Fund might not be able to acquire or dispose of certain holdings quickly or at prices that represent true market value. If the Fund is forced to sell securities at an unfavorable time and/or under unfavorable conditions, such sales may adversely affect the value of the Fund.
Market Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Market Risk. Market risk is the risk that one or more markets in which the Fund invests will go down in value, including the possibility that the markets will go down sharply and unpredictably. The value of a security or other asset may decline due to changes in general market conditions, economic trends, or events that are not specifically related to the issuer of the security or other asset, or factors that affect a particular issuer or issuers. You could lose money.
Market Trading Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Market Trading Risk. The Fund faces numerous market trading risks, including the potential lack of an active market for Fund shares (including through a trading halt), losses from trading in secondary markets, periods of high volatility, and disruptions in the process of creating and redeeming Fund shares. Any of these factors, among others, may lead to the Fund's shares trading in the secondary market at a premium or discount to NAV.
Money Market Fund Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Money Market Fund Risk. The share price of the Fund can fall. Unlike a traditional money market fund, the Fund operates as an ETF. As an ETF, the Fund's shares will be traded on the exchange and will generally fluctuate in accordance with changes in NAV as well as the relative supply of, and demand for, shares on the exchange. You should not rely on or expect the Adviser to enter into support agreements or take other actions to maintain the Fund's share price. The credit quality of the Fund's holdings can change rapidly in certain market environments, and the default of a single holding could have an adverse impact on the Fund's share price. The Fund's share price can also be negatively affected during periods of high redemption pressures and/or illiquid markets. The actions of a few large investors in the Fund may have a significant adverse effect on the share price of the Fund.
New Adviser Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	New Adviser Risk. The Adviser is a newly registered investment adviser and has limited experience managing a registered fund. As a result, there is no long-term track record against which an investor can judge the Adviser.
New Fund Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	New Fund Risk. The Fund is newly organized and has limited or no operating history. There can be no assurance that the Fund will grow to or maintain an economically viable size, that an active trading market for the Fund's shares will develop or be maintained, or that the Fund's shares' listing will continue unchanged.
Operational and Cybersecurity Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Operational and Cybersecurity Risk. The Fund and its service providers are directly and indirectly susceptible to operational and technology risks, including those related to human errors, processing errors, communication errors, systems failures, cybersecurity incidents, and the use of artificial intelligence and machine learning ("AI"), which may result in losses for the Fund and its shareholders or may impair the Fund's operations.
Premium/Discount to NAV Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Premium/Discount to NAV Risk. Shares trade at market prices that may be above (premium) or below (discount) NAV, particularly when market volatility is elevated, trading volume is limited, or the portfolio experiences disruptions.
Risks of Holding Cash [Member]
Prospectus [Line Items]
Risk [Text Block]	Risks of Holding Cash. The Fund will at all times hold cash positions, which may hurt the Fund's performance. Cash positions may also subject the Fund to additional risks and costs including any fees imposed by the Fund's custodian for large cash balances.
Security Selection Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Security Selection Risk. While the Fund invests in short-term securities, which by nature should be relatively stable investments, it is possible that the securities in which the Fund invests will not perform as expected. This could cause the Fund's yield to lag behind those of similar money market funds and could result in a decline in share price.
U.S. Government Default Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	U.S. Government Default Risk. Due to the rising U.S. government debt burden and potential limitations caused by the statutory debt ceiling, it is possible that the U.S. government may not be able to meet its financial obligations or that securities issued by the U.S. government may experience credit downgrades. In the past, U.S. sovereign credit has experienced downgrades and there can be no guarantee that it will not experience further downgrades in the future by rating agencies. Such a credit event may adversely impact the financial markets and the Fund. From time to time, uncertainty regarding the status of negotiations in the U.S. government to increase the statutory debt ceiling and/or failure to increase the statutory debt ceiling could increase the risk that the U.S. government may default on payments on certain U.S. government securities, cause the credit rating of the U.S. government to be downgraded or increase volatility in financial markets, result in higher interest rates, reduce prices of U.S. Treasury securities, and/or increase the costs of certain kinds of debt.
U.S. Treasury Obligations Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	U.S. Treasury Obligations Risk. Direct obligations of the U.S. Treasury have historically involved little risk of loss of principal if held to maturity. However, due to fluctuations in interest rates, the market value of such securities may vary during the period shareholders own shares of the Fund. In addition, notwithstanding that U.S. Treasury obligations are backed by the full faith and credit of the United States, circumstances could arise that could prevent the timely payment of interest or principal, such as reaching the legislative "debt ceiling." Such non-payment could result in losses to the Fund and substantial negative consequences for the U.S. economy and the global financial system. Changes to the financial condition or credit rating of the U.S. Government may cause the value of U.S. Treasury obligations to decline.
Valuation Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Valuation Risk. Certain portfolio holdings, and potentially a significant portion of the Fund's portfolio, may be valued using factors other than market quotations. This may occur more frequently during periods of market stress or reduced liquidity. When market quotations are not readily available, investments are fair valued by the Adviser, and such methods may involve more subjectivity than the use of market quotations.
Variable and Floating Rate Instrument Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Variable and Floating Rate Instrument Risk. Securities with floating or variable interest rates can be less sensitive to interest rate changes than securities with fixed interest rates, but may decline in value if their coupon rates do not reset as high, or as quickly, as comparable market interest rates, and generally carry lower yields than fixed securities of the same maturity. These securities will not generally increase in value if interest rates decline. A decline in interest rates may result in a reduction in income received from variable and floating rate securities held by the Fund and may adversely affect the value of the Fund's shares. Benchmark interest rates may not accurately track market interest rates.
When-Issued and Delayed Delivery Securities and Forward Commitments Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	When-Issued and Delayed Delivery Securities and Forward Commitments Risk. When-issued and delayed delivery securities and forward commitments involve the risk that the security the Fund buys will lose value prior to its delivery. There also is the risk that the security will not be issued or that the other party to the transaction will not meet its obligation. If this occurs, the Fund may lose both the investment opportunity for the assets it set aside to pay for the security and any gain in the security's price.
Risk Lose Money [Member]
Prospectus [Line Items]
Risk [Text Block]	You could lose money by investing in the Fund.
Risk Not Insured [Member]
Prospectus [Line Items]
Risk [Text Block]	An investment in the Fund is not a bank account and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Risk Money Market Fund Price Fluctuates [Member]
Prospectus [Line Items]
Risk [Text Block]	Because the share price of the Fund will fluctuate, when you sell your shares they may be worth more or less than what you originally paid for them.
Risk Money Market Fund Sponsor May Not Provide Support [Member]
Prospectus [Line Items]
Risk [Text Block]	The Fund's sponsor is not required to reimburse the Fund for losses, and you should not expect that the sponsor will provide financial support to the Fund at any time, including during periods of market stress.